N-2	Apr. 01, 2026
Cover [Abstract]
Entity Central Index Key	0001678124
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CION ARES DIVERSIFIED CREDIT FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The first paragraph in the section of each Prospectus entitled “Investment Objective, Opportunities and Strategies—The Investment Process” is hereby deleted in its entirety and replaced with the following:

The Fund’s portfolio is managed by CAM representatives Mitch Goldstein, Samantha Milner and Michael Smith, who are also employees of an affiliate of Ares, where Mitch Goldstein and Michael Smith serve as Co-Heads of the Ares Credit Group and Samantha Milner is a Partner. In managing the portfolio, they employ two principal inputs, a quantitative allocation model and the Sub-Adviser’s Allocation Committee comprised of portfolio managers and investment officers from each underlying credit discipline.

The last paragraph in the section of each Prospectus entitled “Investment Objective, Opportunities and Strategies—The Investment Process” is hereby deleted in its entirety and replaced with the following:

The process culminates as Mitch Goldstein, Samantha Milner and Michael Smith determine portfolio positioning and will decide how much of the Fund’s portfolio is invested in each credit asset class. The composition and construction of each underlying asset category is then determined by the portfolio managers specific to that asset category. To the extent possible, such portfolio managers are the same as would be employed in managing a standalone fund within that underlying asset class and the pool of investment ideas from which the underlying asset category is populated would similarly be the same. All investments are either sourced from third parties or by Ares directly, but the Fund expects the vast majority of the Fund’s investments to be directly originated by the Ares investment teams. While each underlying investment team employs its own distinct investment process tailored to that asset class, all portfolio investments undergo intensive screening, due diligence, and credit analyses focused on principal preservation and long-term value creation in market leading businesses. This ensures integrity of process down to the selection of specific companies and credits and is intended to maximize “best ideas” capture across the platform. As the allocation between various asset classes change, underlying portfolio managers are directed to monetize assets or increase their investments to raise liquidity or deploy additional investment capital.

The graphic following the last paragraph in the section of each Prospectus entitled “Investment Objective, Opportunities and Strategies—The Investment Process” is hereby deleted in its entirety.

The section of each Prospectus entitled “Management of the Fund—Investment Personnel” is hereby updated to reflect the addition of Samantha Milner as a Portfolio Manager of the Fund, and all references to Greg Margolies as a Portfolio Manager of the Fund are hereby removed.

Class A Shares (Cadex) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class A Shares
Class C Shares (Cadcx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class C Shares
Class I Shares (Cadux) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares
Class L Shares (Cadwx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class L Shares
Class U Shares (Cadzx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U Shares
Class U 2 Shares (Cadsx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U-2 Shares
Class W Shares (Cadfx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class W Shares